Quarterly Holdings Report
for
Fidelity Advisor® Health Care Fund
October 31, 2022
AFHC-NPRT1-1222
1.809075.119
Common Stocks - 98.1%
	Shares	Value ($)
Biotechnology - 18.8%
Biotechnology - 18.8%
ADC Therapeutics SA (a)(b)	700,000	3,108,000
Agios Pharmaceuticals, Inc. (a)(b)	250,000	6,885,000
Alnylam Pharmaceuticals, Inc. (a)	260,000	53,887,600
Ambrx Biopharma, Inc. ADR (a)	227,300	222,072
Arcutis Biotherapeutics, Inc. (a)	523,371	9,253,199
Argenx SE ADR (a)	340,000	131,896,200
Ascendis Pharma A/S sponsored ADR (a)(b)	565,607	65,044,805
Beam Therapeutics, Inc. (a)(b)	280,000	12,336,800
Biogen, Inc. (a)	60,000	17,006,400
Blueprint Medicines Corp. (a)	597,392	30,968,801
Caris Life Sciences, Inc. (c)(d)	1,098,028	6,148,957
Celldex Therapeutics, Inc. (a)	454,429	15,964,091
Century Therapeutics, Inc. (a)	600,000	6,300,000
Cerevel Therapeutics Holdings (a)	992,709	27,756,144
Cytokinetics, Inc. (a)	1,080,000	47,152,800
Denali Therapeutics, Inc. (a)	350,000	10,038,000
Erasca, Inc. (a)	1,722,615	14,073,765
Fate Therapeutics, Inc. (a)(b)	250,000	5,230,000
Generation Bio Co. (a)	297,443	1,522,908
Graphite Bio, Inc. (a)	600,000	2,106,000
Imago BioSciences, Inc. (a)	200,000	3,400,000
Innovent Biologics, Inc. (a)(e)	2,800,000	9,916,366
Instil Bio, Inc. (a)(b)	1,127,300	3,720,090
Janux Therapeutics, Inc. (a)	400,000	7,232,000
Karuna Therapeutics, Inc. (a)	64,790	14,211,039
Keros Therapeutics, Inc. (a)	280,000	14,095,200
Legend Biotech Corp. ADR (a)	1,060,000	52,809,200
Mirati Therapeutics, Inc. (a)	140,000	9,424,800
Morphic Holding, Inc. (a)	192,700	5,397,527
Nuvalent, Inc. Class A (a)(b)	234,487	8,373,531
Poseida Therapeutics, Inc. (a)	1,151,120	4,719,592
PTC Therapeutics, Inc. (a)	800,000	30,256,000
Regeneron Pharmaceuticals, Inc. (a)	242,500	181,571,875
Relay Therapeutics, Inc. (a)(b)	850,000	18,887,000
Sarepta Therapeutics, Inc. (a)	530,000	60,430,600
Scholar Rock Holding Corp. (a)	93,003	907,709
Seagen, Inc. (a)	120,000	15,259,200
Shattuck Labs, Inc. (a)	668,725	1,772,121
Stoke Therapeutics, Inc. (a)	320,000	4,752,000
uniQure B.V. (a)	440,000	8,192,800
Vaxcyte, Inc. (a)	540,000	23,549,400
Vertex Pharmaceuticals, Inc. (a)	240,000	74,880,000
Verve Therapeutics, Inc. (a)	180,000	6,786,000
Xencor, Inc. (a)	1,000,000	28,000,000
Xenon Pharmaceuticals, Inc. (a)	332,475	12,158,611
Zai Lab Ltd. (a)	4,327,600	9,967,707
Zentalis Pharmaceuticals, Inc. (a)	640,000	16,057,600
		1,093,629,510
Health Care Equipment & Supplies - 17.5%
Health Care Equipment - 17.5%
Boston Scientific Corp. (a)	7,220,000	311,254,200
Inspire Medical Systems, Inc. (a)	170,000	33,141,500
Insulet Corp. (a)	675,000	174,696,750
Intuitive Surgical, Inc. (a)	85,000	20,949,950
Masimo Corp. (a)	600,000	78,960,000
Nevro Corp. (a)	600,000	23,004,000
Novocure Ltd. (a)	339,327	23,976,846
Outset Medical, Inc. (a)	600,000	9,324,000
Penumbra, Inc. (a)	980,000	168,040,600
PROCEPT BioRobotics Corp. (a)	400,000	18,172,000
ResMed, Inc.	410,000	91,712,900
Tandem Diabetes Care, Inc. (a)	1,136,401	63,808,916
		1,017,041,662
Health Care Providers & Services - 32.8%
Health Care Facilities - 3.4%
Cano Health, Inc. (a)(b)	6,027,700	21,579,166
HCA Holdings, Inc.	600,000	130,482,000
Surgery Partners, Inc. (a)	1,456,200	39,594,078
The Oncology Institute, Inc. (a)(c)	1,472,782	6,686,430
		198,341,674
Health Care Services - 8.4%
agilon health, Inc. (a)(b)	4,200,000	83,370,000
Cigna Corp.	820,000	264,909,200
Guardant Health, Inc. (a)	428,400	21,205,800
LifeStance Health Group, Inc. (a)	3,250,000	24,537,500
Oak Street Health, Inc. (a)(b)	4,700,000	95,081,000
		489,103,500
Managed Health Care - 21.0%
Alignment Healthcare, Inc. (a)	2,281,400	30,205,736
Centene Corp. (a)	1,690,000	143,869,700
Humana, Inc.	500,000	279,040,000
Molina Healthcare, Inc. (a)	200,000	71,772,000
UnitedHealth Group, Inc.	1,260,000	699,488,999
		1,224,376,435
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,911,821,609
Health Care Technology - 0.8%
Health Care Technology - 0.8%
Definitive Healthcare Corp. (a)(b)	270,020	4,260,916
Doximity, Inc. (a)(b)	800,000	21,176,000
Medlive Technology Co. Ltd. (e)	2,180,000	1,882,937
Phreesia, Inc. (a)	800,000	21,856,000
		49,175,853
Life Sciences Tools & Services - 14.5%
Life Sciences Tools & Services - 14.5%
10X Genomics, Inc. (a)	210,000	5,707,800
Agilent Technologies, Inc.	145,000	20,060,750
Bruker Corp.	1,020,000	63,076,800
Danaher Corp.	1,210,000	304,520,700
IQVIA Holdings, Inc. (a)	119,226	24,998,115
Lonza Group AG	69,000	35,520,110
Olink Holding AB ADR (a)	800,000	14,664,000
Sartorius Stedim Biotech	100,000	31,742,590
Seer, Inc. (a)	600,000	4,698,000
Stevanato Group SpA	850,000	14,314,000
Thermo Fisher Scientific, Inc.	576,000	296,046,720
West Pharmaceutical Services, Inc.	140,000	32,214,000
		847,563,585
Personal Products - 0.3%
Personal Products - 0.3%
The Beauty Health Co. (a)(b)	737,977	8,435,077
The Beauty Health Co. (a)(c)	1,000,000	11,430,000
		19,865,077
Pharmaceuticals - 13.2%
Pharmaceuticals - 13.2%
Arvinas Holding Co. LLC (a)	360,000	17,895,600
AstraZeneca PLC (United Kingdom)	1,000,000	117,332,192
Bristol-Myers Squibb Co.	200,000	15,494,000
Eli Lilly & Co.	1,000,000	362,090,000
Pharvaris BV (a)	400,000	1,924,000
Roche Holding AG (participation certificate)	234,000	77,640,776
Royalty Pharma PLC	3,737,639	158,176,882
Theseus Pharmaceuticals, Inc.	400,000	2,152,000
UCB SA	180,000	13,576,183
		766,281,633
Specialty Retail - 0.2%
Specialty Stores - 0.2%
Warby Parker, Inc. (a)(b)	870,000	13,963,500
TOTAL COMMON STOCKS (Cost $4,110,453,540)		5,719,342,429

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (a)(c)(d)	67,547	3,958,254
Caris Life Sciences, Inc. Series D (a)(c)(d)	2,082,481	11,661,894
Cleerly, Inc. Series C (c)(d)	882,089	10,391,538
Element Biosciences, Inc. Series C (a)(c)(d)	376,690	5,145,585
ElevateBio LLC Series C (a)(c)(d)	163,300	746,771
Inscripta, Inc. Series E (a)(c)(d)	826,424	5,148,622
		37,052,664
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	236,142	2,118,194

Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1(a)(c)(d)	130,618	6,273,583
Series E1(c)(d)	46,526	2,234,644
Omada Health, Inc. Series E (c)(d)	1,456,953	3,817,217
Wugen, Inc. Series B (a)(c)(d)	300,054	1,566,282
		13,891,726
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	638,900	5,008,976
Galvanize Therapeutics Series B (c)(d)	2,552,870	4,314,350
		9,323,326
TOTAL CONVERTIBLE PREFERRED STOCKS		62,385,910
Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(f)	327,591	5,916,293

TOTAL PREFERRED STOCKS (Cost $88,347,897)		68,302,203

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (g)	59,207,746	59,219,588
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	231,967,604	231,990,801
TOTAL MONEY MARKET FUNDS (Cost $291,210,389)		291,210,389

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $4,490,011,826)	6,078,855,021
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(252,663,735)
NET ASSETS - 100.0%	5,826,191,286

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,567,590 or 1.6% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,799,303 or 0.2% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	5,001,455

Aledade, Inc. Series E1	5/20/22	2,317,665

Aristea Therapeutics, Inc. Series B	10/06/20	3,522,703

Asimov, Inc. Series B	10/29/21	6,260,303

Caris Life Sciences, Inc.	10/06/22	6,148,957

Caris Life Sciences, Inc. Series D	5/11/21	16,868,096

Cleerly, Inc. Series C	7/08/22	10,391,538

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,353,960

Element Biosciences, Inc. Series C	6/21/21	7,743,503

ElevateBio LLC Series C	3/09/21	685,044

Galvanize Therapeutics Series B	3/29/22	4,419,746

Inscripta, Inc. Series E	3/30/21	7,297,324

Omada Health, Inc. Series E	12/22/21	8,734,725

The Beauty Health Co.	12/08/20	10,000,000

The Oncology Institute, Inc.	6/28/21	14,727,820

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	9,424,946

Wugen, Inc. Series B	7/09/21	2,326,889

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	37,778,923	213,937,535	192,496,870	187,528	-	-	59,219,588	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	346,068,627	450,607,338	564,685,164	228,278	-	-	231,990,801	0.7%
Total	383,847,550	664,544,873	757,182,034	415,806	-	-	291,210,389

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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